Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2030 Portfolio℠
September 30, 2025
VIPIFF2030-NPRT3-1125
1.822894.120
Bond Funds - 37.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	3,339,734	31,360,100
Fidelity International Bond Index Fund (a)	333,519	3,131,740
Fidelity Long-Term Treasury Bond Index Fund (a)	3,176,088	29,918,751
VIP High Income Portfolio - Investor Class (a)	933,208	4,731,367
VIP Investment Grade Bond II Portfolio - Investor Class (a)	8,130,987	79,521,051
TOTAL BOND FUNDS (Cost $152,342,252)		148,663,009

Domestic Equity Funds - 32.6%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	343,085	22,530,394
VIP Equity Income Portfolio - Investor Class (a)	610,455	18,258,721
VIP Growth & Income Portfolio - Investor Class (a)	713,572	25,103,474
VIP Growth Portfolio - Investor Class (a)	346,028	37,364,060
VIP Mid Cap Portfolio - Investor Class (a)	151,007	5,748,828
VIP Value Portfolio - Investor Class (a)	654,913	12,738,067
VIP Value Strategies Portfolio - Investor Class (a)	406,227	6,312,771
TOTAL DOMESTIC EQUITY FUNDS (Cost $70,296,377)		128,056,315

International Equity Funds - 28.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	2,236,773	34,066,045
VIP Overseas Portfolio - Investor Class (a)	2,513,196	75,697,471
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $69,238,172)		109,763,516

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $5,886,359)	3.95	5,886,359	5,886,359

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $297,763,160)	392,369,199
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	392,369,199

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	29,790,422	5,985,649	6,022,109	346,834	(700,449)	2,306,587	31,360,100	3,339,734
Fidelity International Bond Index Fund	12,330,691	1,472,612	10,720,619	56,646	(386,966)	436,022	3,131,740	333,519
Fidelity Long-Term Treasury Bond Index Fund	26,460,389	6,093,779	3,482,833	821,608	(151,048)	998,464	29,918,751	3,176,088
VIP Contrafund Portfolio - Investor Class	20,871,003	3,202,714	4,455,843	645,353	(47,012)	2,959,532	22,530,394	343,085
VIP Emerging Markets Portfolio - Investor Class	35,984,823	4,041,278	15,586,061	-	1,480,480	8,145,525	34,066,045	2,236,773
VIP Equity Income Portfolio - Investor Class	17,030,054	1,974,792	2,940,717	127,386	(12,477)	2,207,069	18,258,721	610,455
VIP Government Money Market Portfolio - Investor Class	-	9,182,217	3,295,858	114,850	-	-	5,886,359	5,886,359
VIP Growth & Income Portfolio - Investor Class	23,365,536	2,470,508	4,242,666	229,817	23,455	3,486,641	25,103,474	713,572
VIP Growth Portfolio - Investor Class	34,589,217	5,105,088	6,628,327	406,528	(100,211)	4,398,293	37,364,060	346,028
VIP High Income Portfolio - Investor Class	4,341,900	452,473	426,129	9,318	(15,670)	378,793	4,731,367	933,208
VIP Investment Grade Bond II Portfolio - Investor Class	62,631,158	20,624,730	8,184,234	14,997	(108,121)	4,557,518	79,521,051	8,130,987
VIP Mid Cap Portfolio - Investor Class	5,361,613	1,021,950	801,545	239,845	(29,592)	196,402	5,748,828	151,007
VIP Overseas Portfolio - Investor Class	66,913,884	9,665,051	13,651,560	756,599	1,006,495	11,763,601	75,697,471	2,513,196
VIP Value Portfolio - Investor Class	11,966,941	1,849,091	1,453,646	452,373	(15,189)	390,870	12,738,067	654,913
VIP Value Strategies Portfolio - Investor Class	5,948,182	932,941	688,648	108,316	(30,110)	150,406	6,312,771	406,227
	357,585,813	74,074,873	82,580,795	4,330,470	913,585	42,375,723	392,369,199

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.